Commitments and Contingencies	3 Months Ended	9 Months Ended	12 Months Ended
	Aug. 31, 2023	Sep. 30, 2023	May 31, 2023	Dec. 31, 2022
Commitments and Contingencies [Line Items]
COMMITMENTS AND CONTINGENCIES

NOTE 6 — COMMITMENTS AND CONTINGENCIES

Risks and Uncertainties

We continue to evaluate the impact of increases in inflation and rising interest rates, financial market instability, including the recent bank failures, the potential government shutdown, the lingering effects of the COVID-19 pandemic and certain geopolitical events, including the wars in Ukraine and the surrounding region and between Israel and Hamas. We have concluded that while it is reasonably possible that the risks and uncertainties related to or resulting from these events could have a negative effect on our financial position, results of operations and/or ability to complete an initial Business Combination, we cannot at this time fully predict the likelihood of one or more of the above events, their duration or magnitude or the extent to which they may negatively impact our business and our ability to complete an initial Business Combination.

Inflation Reduction Act of 2022

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations occurring on or after January 1, 2023. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax.

Any redemption or other repurchase that occurs after December 31, 2022, in connection with a Business Combination, extension vote or otherwise, may be subject to the excise tax. Whether and to what extent the Company would be subject to the excise tax in connection with a Business Combination, extension vote or otherwise would depend on a number of factors, including (i) the fair market value of the redemptions and repurchases in connection with the Business Combination, extension or otherwise, (ii) the structure of a Business Combination, (iii) the nature and amount of any “PIPE” or other equity issuances in connection with a Business Combination (or otherwise issued not in connection with a Business Combination but issued within the same taxable year of a Business Combination) and (iv) the content of regulations and other guidance from the Treasury. In addition, because the excise tax would be payable by the Company and not by the redeeming holder, the mechanics of any required payment of the excise tax have not been determined. The foregoing could cause a reduction in the cash available on hand to complete a Business Combination and in the Company’s ability to complete a Business Combination.

On January 5, 2023, the Company’s stockholders redeemed 282,720 Class A shares for a total of $3,293,029. Additionally, On July 26, 2023, the Company’s stockholders redeemed 697,235 Class A shares for a total of $7,488,538. The Company evaluated the classification and accounting of the stock redemption under ASC 450,

“Contingencies”. ASC 450 states that when a loss contingency exists the likelihood that the future event(s) will confirm the loss or impairment of an asset, or the incurrence of a liability can range from probable to remote. A contingent liability must be reviewed at each reporting period to determine appropriate treatment. The Company evaluated the current status and probability of completing a Business Combination as of September 30, 2023 and determined that a contingent liability should be calculated and recorded. As of September 30, 2023, the Company recorded $107,814 of excise tax liability calculated as 1% of shares redeemed.

Registration Rights

Pursuant to a registration rights agreement entered into on January 14, 2021, the holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration rights requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A common stock). The holders of the majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The registration rights agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters are entitled to a deferred fee of $0.35 per Unit, or $9,660,000 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement. Subject to the consummation of the proposed Business Combination , the underwriters have agreed to reduce the amount of their deferred fees by $6,016,800. As the waiver is solely subject to the consummation of the proposed Business Combination , the Company did not alter the fee payable as the probability of the transaction closing is not yet certain.

On March 28, 2023, BMO Capital Markets Corp. (“BMO”) informed the Company that it would be waiving its entitlement to its portion of the deferred underwriting fee that accrued from its participation in the Company’s Initial Public Offering, as reflected in the underwriting agreement, dated on or about January 14, 2021. As a result of the foregoing, the reduction in deferred fees was split on a pro rata basis between additional paid-in capital and other income based upon the original amount of the deferred underwriting fee’s allocation to the liability-classified instruments in the initial public offering. Therefore, the deferred underwriting fee was reduced by $6,016,800, of which $394,100 is shown in the unaudited condensed statements of operations as the waiver of deferred underwriting fees and $5,622,700 is charged to additional paid-in capital in the unaudited condensed statements of changes in stockholders’ deficit. As a result of the reduction, the outstanding deferred underwriting fee payable was reduced to $3,643,200.

Legal Fees

During 2022, the Company entered into a contingent fee arrangement with a third-party legal firm. The fees, contingent upon a successful Business Combination are approximately $800,000 (“Success Fees”). These Success Fees will only become payable upon the consummation of an initial Business Combination. The Company will recognize an expense for these services when the performance trigger is considered probable.

Merger Agreement

On December 18, 2022, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) by and among the Company, Edify Merger Sub, Inc., a Nevada corporation and direct, wholly owned subsidiary of the Company (“Merger Sub”), and Unique Logistics International, Inc., a Nevada corporation (the “Unique Logistics” or “UNQL”).

The Merger Agreement provides, among other things, that on the terms and subject to the conditions of the Merger Agreement, and in accordance with the Nevada Revised Statutes (the “NRS”) and other applicable laws, Merger Sub will merge with and into Unique Logistics (the “Merger”), with Unique Logistics being the surviving corporation of the Merger (Unique Logistics, in its capacity as the surviving corporation of the Merger, the “Surviving Corporation”) and a wholly owned subsidiary of the Company.

The proposed Merger is expected to be consummated after receipt of the required approvals from the stockholders of the Company and Unique Logistics and the satisfaction of certain other conditions summarized below.

Closing Merger Consideration

At the effective time of the Merger, each share of common stock, par value $0.001 per share, of the Unique Logistics (“Unique Logistics’ Common Stock”) (other than excluded shares and dissenting shares) will be cancelled and automatically deemed for all purposes to represent the right to receive a number of shares of Class A Common Stock, par value $0.0001 per share, of Buyer (“Buyer Class A Common Stock”) equal to the quotient of (i) the Per Share Consideration Value (as defined herein), divided by (ii) $10.00 (subject to equitable adjustment) (the “Common Exchange Ratio”). The “Per Share Consideration Value” equals the quotient of (i) $282 million, divided by (ii) the sum of (A) the number of shares of Unique Logistics’ Common Stock, plus (B) the number of shares of Unique Logistics’ Common Stock into which all of the shares of Unique Logistics’ convertible preferred stock, par value $0.001 per share, of the Unique Logistics (collectively, the “Unique Logistics’ Convertible Preferred Stock”) would convert, in each case, as of immediately prior to the Merger, taking into account the effects of the Transactions in accordance with the certificate of designations applicable to such Unique Logistics’ Convertible Preferred Stock.

At the effective time of the Merger:

•        each share of Unique Logistics’ Series A Convertible Preferred Stock (other than excluded shares and dissenting shares) will be cancelled and automatically deemed for all purposes to represent the right to receive a number of shares of the Company’s Class A Common Stock equal to the product of (i) the number of shares of Unique Logistics’ Common Stock into which such share of Unique Logistics’ Series A Convertible Preferred Stock is convertible, taking into account the effects of the Transactions in accordance with the certificate of designation applicable to such Unique Logistics’ Convertible Preferred Stock, and (ii) the Common Exchange Ratio;

•        each share of Unique Logistics’ Series B Convertible Preferred Stock (other than Excluded Shares and Dissenting Shares) will be cancelled and automatically deemed for all purposes to represent the right to receive a number of shares of the Company’s Class A Common Stock equal to the product of (i) the number of shares of Unique Logistics’ Common Stock into which such share of Unique Logistics’ Series B Convertible Preferred Stock is convertible, taking into account the effects of the Transactions in accordance with the certificate of designation applicable to such Unique Logistics’ Convertible Preferred Stock, and (ii) the Common Exchange Ratio;

•        each share of Unique Logistics’ Series C Convertible Preferred Stock (other than excluded shares and dissenting shares) will be cancelled and automatically deemed for all purposes to represent the right to receive a number of shares of the Company’s Class A Common Stock equal to the product of (i) the number of shares of Unique Logistics’ Common Stock into which such share of Unique Logistics’ Series C Convertible Preferred Stock is convertible, taking into account the effects of the Transactions in accordance with the certificate of designation applicable to such Unique Logistics’ Convertible Preferred Stock, and (ii) the Common Exchange Ratio; and

•        each share of Unique Logistics’ Series D Convertible Preferred Stock (other than excluded shares and dissenting shares) will be cancelled and automatically deemed for all purposes to represent the right to receive a number of shares of the Company’s Class A Common Stock equal to the product of (i) the number of shares of Unique Logistics’ Common Stock into which such share of Company Series D Convertible Preferred Stock is convertible, taking into account the effects of the Transactions in accordance with the certificate of designation applicable to such Unique Logistics’ Convertible Preferred Stock, and (ii) the Common Exchange Ratio.

Unique Logistics’ stockholders will also have the opportunity to earn up to 1,250,000 additional shares of the Company’s Class A Common Stock if (i) the trading price of Company’s Class A Common Stock exceeds $12.00 per share during the seven-year period following the date that is sixty days after the date of the closing (the “Closing”) of the transactions contemplated by the Merger Agreement (the “Transactions”) or (ii) the Company or the Surviving Corporation or any of its Subsidiaries’ consummate a merger, consolidation, tender offer, exchange offer or business combination or sale of all or substantially all of its assets (each, a “Sale Transaction”), in which the fair value of the consideration (including all forms of consideration, including contingent consideration) payable in respect of each outstanding share of Company’s Class A Common Stock in such Sale Transaction equals or exceeds $12.00 per share (on a fully diluted basis), subject to the terms of the Merger Agreement. Company stockholders will also have the opportunity to earn 1,250,000 additional shares of Company’s Class A Common Stock if the trading price of the Company’s Class A Common Stock exceeds $15.00 per share in the same circumstances as above.

On July 20, 2023, EAC entered into Amendment No. 1 to the Merger Agreement (the “Amendment”) with the other parties thereto. The Amendment extends the termination date under the Merger Agreement from July 20, 2023 to January 20, 2024 (the “Termination Date”); provided, that, if any bona fide action for specific performance or other equitable relief by UNQL with respect to the Merger Agreement, or any other agreement contemplated thereunder or otherwise with respect to the transactions contemplated thereby, is commenced or pending on or before the Termination Date, then the Termination Date shall be automatically extended without any further action by any party until the date that is 30 days following the date on which a final, non-appealable governmental order has been entered with respect to such action and the Termination Date shall be deemed to be such later date for all purposes under the Merger Agreement.

Sponsor Support Agreement

Concurrently with the execution of the Merger Agreement, the Sponsor entered into an amended and restated letter agreement with the Company, Unique Logistics and certain directors and officers of the Company pursuant to which the Sponsor agreed (i) to waive certain anti-dilution rights that may have otherwise entitled the Sponsor to more than one share of the Company’s Class A Common Stock per share upon conversion of the Sponsor’s founder shares on a one-to-one basis into shares of the Company’s Class A Common Stock in connection with the consummation of the Merger; (ii) to forfeit 1,713,139 of its founder shares contingent upon the closing of the transactions contemplated by the Merger Agreement; (iii) to support the transactions contemplated by the Merger Agreement, including agreeing to vote in favor of the adoption of the Merger Agreement at the special meeting; (iv) not to transfer founder shares or private placement warrants between the date of the Merger Agreement and the Closing; and (v) contingent upon the closing of the transactions contemplated by the Merger Agreement, not to transfer any shares of Class B common stock, par value $0.0001 per share, of the Company (or shares of the Company’s Class A Common Stock issuable upon conversion thereof), or any warrant entitling the Sponsor to purchase one share of the Company’s Class A Common Stock per warrant, in each case, for a period of 12 months following the date of the Closing subject to potential early termination if the trading price of the Company’s Class A Common Stock trades above $12.00 per share for a period specified therein.

For additional information, refer to the Company’s Current Report on Form 8-K, as filed with the SEC on December 19, 2022.

Special Meeting

On July 20, 2023, EAC held a special meeting in lieu of annual meeting of stockholders (the “Special Meeting”). On June 6, 2023, the record date for the Special Meeting, there were 8,587,664 issued and outstanding shares of EAC’s common stock entitled to vote at the Special Meeting, 94.30% of which were represented in person or by proxy. The following matters were submitted and approved via a vote of the stockholders at the Special Meeting:

Extension Amendment Proposal — Proposal to amend the Company’s Amended and Restated Certificate of Incorporation to allow the Company to extend the date by which the Company must consummate a Business Combination from July 20, 2023 to the Amended Date and on a monthly basis, up to three times, from the Amended Date to the Extended Date.

Trust Amendment Proposal — Proposal to amend the Investment Management Trust Agreement, dated January 14, 2021, by and between the Company and Continental Stock Transfer & Trust Company (the “Trustee”), to allow the Company to extend the date on which the Trustee must liquidate the Trust Account established by the Company in connection with the Initial Public Offering if the Company has not completed its initial Business Combination from July 20, 2023 to the Amended Date and on a monthly basis, up to three times, from the Amended Date to the Extended Date by depositing (i) the lesser of (a) $225,000 and (b) $0.15 into the Trust Account for each public share that has not been redeemed in accordance with the terms of the Company’s charter for the Initial Extension and (ii) and the lesser of (a) $75,000 and (b) $0.08 into the Trust Account for each public share that has not been redeemed in accordance with the terms of the Company’s charter for each subsequent one-month extension from the Amended Date to the Extended Date.

NTA Requirement Amendment Proposal — Proposal to amend the Company’s charter to remove the net tangible asset requirement from the Company’s charter in order to expand the methods that the Company may employ so as not to become subject to the “penny stock” rules of the United States Securities and Exchange Commission.

Founder Share Amendment Proposal — Proposal to amend the Company’s charter to provide for the right of a holder of the Company’s Class B common stock, par value $0.0001 per share, to convert into shares of the Company’s Class A common stock, par value $0.0001 per share on a one-for-one basis at any time, and from time to time, prior to the closing of a Business Combination at the election of the holder.

Director Election Proposal — Proposal to re-elect Ari Horowitz and Susan Wolford as Class II directors of the Company’s board of directors.

Auditor Ratification Proposal — Proposal to appoint WithumSmith+Brown, PC as the Company’s independent registered public accounting firm for the fiscal year ended December 31, 2023.

In connection with the approval of the above proposals, EAC’s stockholders elected to redeem an aggregate 697,235 shares of Common Stock in connection with the Special Meeting valued at approximately $10.74 a share, removing approximately $7,488,538 from Trust to pay the redeeming shareholders.

Amendment to the Letter Agreement

On September 18, 2023, the Company, the Sponsor, Unique Logistics and the other parties thereto entered into an Amendment to the Letter Agreement, pursuant to which the number of shares to be forfeited by the Sponsor to the Company upon closing of the Merger will potentially be reduced by up to 150,000 shares of Class A common stock of the Company.

NOTE 6 — COMMITMENTS AND CONTINGENCIES

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 global pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, its results of operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

In February 2022, the Russian Federation and Belarus commenced a military action with the country of Ukraine. As a result of this action, various nations, including the United States, have instituted economic sanctions against the Russian Federation and Belarus. Further, the impact of this action and related sanctions on the world economy is not determinable as of the date of these financial statements. The specific impact on the Company’s financial condition, results of operations, and cash flows is also not determinable as of the date of these financial statements.

Inflation Reduction Act of 2022

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations occurring on or after January 1, 2023. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax.

Any redemption or other repurchase that occurs after December 31, 2022, in connection with a Business Combination, extension vote or otherwise, may be subject to the excise tax. Whether and to what extent the Company would be subject to the excise tax in connection with a Business Combination, extension vote or otherwise would depend on a number of factors, including (i) the fair market value of the redemptions and repurchases in connection with the Business Combination, extension or otherwise, (ii) the structure of a Business Combination, (iii) the nature and amount of any “PIPE” or other equity issuances in connection with a Business Combination (or otherwise issued not in connection with a Business Combination but issued within the same taxable year of a Business Combination) and (iv) the content of regulations and other guidance from the Treasury. In addition, because the excise tax would be payable by the Company and not by the redeeming holder, the mechanics of any required payment of the excise tax have not been determined. The foregoing could cause a reduction in the cash available on hand to complete a Business Combination and in the Company’s ability to complete a Business Combination.

Registration Rights

Pursuant to a registration rights agreement entered into on January 14, 2021, the holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration rights requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A common stock). The holders of the majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain piggyback registration rights with respect to registration statements filed subsequent to the completion of a business combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The registration rights agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters are entitled to a deferred fee of $0.35 per Unit, or $9,660,000 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement. Subject to the consummation of the proposed business combination, the underwriters have agreed to reduce the amount of their deferred fees by $6,016,800. As the waiver is solely subject to the consummation of the proposed business combination, the Company did not alter the fee payable as the probability of the transaction closing is not yet certain.

Legal Fees

During 2022, the Company entered into a contingent fee arrangement with a third-party legal firm. The fees, contingent upon a successful Business Combination are approximately $800,000 (“Success Fees”). These Success Fees will only become payable upon the consummation of an initial Business Combination.

Merger Agreement

On December 18, 2022, the Company entered into an Agreement and Plan of Merger, as amended pursuant to Amendment No. 1 thereto dated as of July 19, 2023 and the Acknowledgement and Waiver Agreement with respect thereto dated as of September 18, 2023 (the “Merger Agreement”), by and among the Company, Edify Merger Sub, Inc., a Nevada corporation and direct, wholly owned subsidiary of the Company (“Merger Sub”), and Unique Logistics International, Inc., a Nevada corporation (the “Unique Logistics”).

The Merger Agreement provides, among other things, that on the terms and subject to the conditions of the Merger Agreement, and in accordance with the Nevada Revised Statutes (the “NRS”) and other applicable laws, Merger Sub will merge with and into Unique Logistics (the “Merger”), with Unique Logistics being the surviving corporation of the Merger (Unique Logistics, in its capacity as the surviving corporation of the Merger, the “Surviving Corporation”) and a wholly owned subsidiary of the Company.

The proposed Merger is expected to be consummated after receipt of the required approvals from the stockholders of the Company and Unique Logistics and the satisfaction of certain other conditions summarized below.

Closing Merger Consideration

At the effective time of the Merger, each share of common stock, par value $0.001 per share, of the Unique Logistics (“Unique Logistics’ Common Stock”) (other than excluded shares and dissenting shares) will be cancelled and automatically deemed for all purposes to represent the right to receive a number of shares of Class A Common Stock, par value $0.0001 per share, of Buyer (“Buyer Class A Common Stock”) equal to the quotient of (i) the Per Share Consideration Value (as defined herein), divided by (ii) $10.00 (subject to equitable adjustment) (the “Common Exchange Ratio”). The “Per Share Consideration Value” equals the quotient of (i) $282 million, divided by (ii) the sum of (A) the number of shares of Unique Logistics’ Common Stock, plus (B) the number of shares of Unique Logistics’ Common Stock into which all of the shares of Unique Logistics’ convertible preferred stock, par value $0.001 per share, of the Unique Logistics (collectively, the “Unique Logistics’ Convertible Preferred Stock”) would convert, in each case, as of immediately prior to the Merger, taking into account the effects of the Transactions in accordance with the certificate of designations applicable to such Unique Logistics’ Convertible Preferred Stock.

At the effective time of the Merger:

•        each share of Unique Logistics’ Series A Convertible Preferred Stock (other than excluded shares and dissenting shares) will be cancelled and automatically deemed for all purposes to represent the right to receive a number of shares of the Company’s Class A Common Stock equal to the product of (i) the number of shares of Unique Logistics’ Common Stock into which such share of Unique Logistics’ Series A Convertible Preferred Stock is convertible, taking into account the effects of the Transactions in accordance with the certificate of designation applicable to such Unique Logistics’ Convertible Preferred Stock, and (ii) the Common Exchange Ratio;

•        each share of Unique Logistics’ Series B Convertible Preferred Stock (other than Excluded Shares and Dissenting Shares) will be cancelled and automatically deemed for all purposes to represent the right to receive a number of shares of the Company’s Class A Common Stock equal to the product of (i) the number of shares of Unique Logistics’ Common Stock into which such share of Unique Logistics’ Series B Convertible Preferred Stock is convertible, taking into account the effects of the Transactions in accordance with the certificate of designation applicable to such Unique Logistics’ Convertible Preferred Stock, and (ii) the Common Exchange Ratio;

•        each share of Unique Logistics’ Series C Convertible Preferred Stock (other than excluded shares and dissenting shares) will be cancelled and automatically deemed for all purposes to represent the right to receive a number of shares of the Company’s Class A Common Stock equal to the product of (i) the number of shares of Unique Logistics’ Common Stock into which such share of Unique Logistics’ Series C Convertible Preferred Stock is convertible, taking into account the effects of the Transactions in accordance with the certificate of designation applicable to such Unique Logistics’ Convertible Preferred Stock, and (ii) the Common Exchange Ratio; and

•        each share of Unique Logistics’ Series D Convertible Preferred Stock (other than excluded shares and dissenting shares) will be cancelled and automatically deemed for all purposes to represent the right to receive a number of shares of the Company’s Class A Common Stock equal to the product of (i) the number of shares of Unique Logistics’ Common Stock into which such share of Company Series D Convertible Preferred Stock is convertible, taking into account the effects of the Transactions in accordance with the certificate of designation applicable to such Unique Logistics’ Convertible Preferred Stock, and (ii) the Common Exchange Ratio.

Unique Logistics’ stockholders will also have the opportunity to earn up to 1,250,000 additional shares of the Company’s Class A Common Stock if (i) the trading price of Company’s Class A Common Stock exceeds $12.00 per share during the seven-year period following the date that is sixty days after the date of the closing (the “Closing”) of the transactions contemplated by the Merger Agreement (the “Transactions”) or (ii) the Company or the Surviving Corporation or any of its Subsidiaries’ consummate a merger, consolidation, tender offer, exchange offer or business combination or sale of all or substantially all of its assets (each, a “Sale Transaction”), in which the fair value of the consideration (including all forms of consideration, including contingent consideration) payable in respect of each outstanding share of Company’s Class A Common Stock in such Sale Transaction equals or exceeds $12.00 per share (on a fully diluted basis), subject to the terms of the Merger Agreement. Company stockholders will also have the opportunity to earn 1,250,000 additional shares of Company’s Class A Common Stock if the trading price of the Company’s Class A Common Stock exceeds $15.00 per share in the same circumstances as above.

Sponsor Support Agreement

Concurrently with the execution of the Merger Agreement, the Sponsor entered into an amended and restated letter agreement with the Company, Unique Logistics and certain directors and officers of the Company pursuant to which the Sponsor agreed (i) to waive certain anti-dilution rights that may have otherwise entitled the Sponsor to more than one share of the Company’s Class A Common Stock per share upon conversion of the Sponsor’s founder shares on a one-to-one basis into shares of the Company’s Class A Common Stock in connection with the consummation of the Merger; (ii) to forfeit 1,713,139 of its founder shares contingent upon the closing of the transactions contemplated by the Merger Agreement; (iii) to support the transactions contemplated by the Merger Agreement, including agreeing to vote in favor of the adoption of the Merger Agreement at the Special Meeting; (iv) not to transfer founder shares or private placement warrants between the date of the Merger Agreement and the Closing; and (v) contingent upon the closing of the transactions contemplated by the Merger Agreement, not to transfer any shares of Class B common stock, par value $0.0001 per share, of the Company (or shares of the Company’s Class A Common Stock issuable upon conversion thereof), or any warrant entitling the Sponsor to purchase one share of the Company’s Class A Common Stock per warrant, in each case, for a period of 12 months following the date of the Closing subject to potential early termination if the trading price of the Company’s Class A Common Stock trades above $12.00 per share for a period specified therein.

For additional information, refer to the Company’s Current Report on Form 8-K, as filed with the SEC on December 19, 2022.

Unique Logistics International, Inc. [Member]
Commitments and Contingencies [Line Items]
COMMITMENTS AND CONTINGENCIES

6. COMMITMENTS AND CONTINGENCIES

Litigation

From time to time, the Company may become involved in litigation relating to claims arising in the ordinary course of the business. There are no claims or actions pending or threatened against the Company that, if adversely determined, would in the Company’s management’s judgment have a material adverse effect on the Company.

Leases

The Company leases office space, warehouse facilities and equipment under non-cancellable lease agreements expiring on various dates through October 2028. Office leases contain provisions for future rent increases. The Company adopted ASC 842 from inception, requiring the Company to recognize an asset and liability on the consolidated balance sheets for lease arrangements with terms longer than 12 months. The Company has elected the practical expedient to not apply the recognition requirement to leases with a term of less than one year (short term leases). The Company uses its incremental borrowing rate to discount lease payments to present value. The incremental borrowing rate is based on the estimated interest rate the Company could obtain for borrowing over a similar term of the lease at commencement date. Rental escalations, renewal options and termination options, when applicable, have been factored into the Company’s determination of lease payments when appropriate. The Company does not separate lease and non-lease components of contracts. Variable payments related to pass-through costs for maintenance, taxes and insurance or adjustments based on an index such as Consumer Price Index are not included in the measurement of the lease liability or asset and are expensed as incurred.

The components of lease expense were as follows:

	For the Three Months Ended August 31, 2023	For the Three Months Ended August 31, 2022
Operating lease	$587,418	409,354
Interest on lease liabilities	211,151	59,100
Total net lease cost	$798,569	468,454

Supplemental balance sheet information related to leases was as follows:

	August 31, 2023	May 31, 2023
Operating leases:
Operating lease ROU assets – net	$9,931,338	$10,269,516
Current operating lease liabilities, included in current liabilities	2,365,393	2,379,774
Noncurrent operating lease liabilities, included in long-term liabilities	7,972,219	8,212,445
Total operating lease liabilities	$10,337,612	$10,592,219

Supplemental cash flow and other information related to leases was as follows:

	For the Three Months Ended August 31, 2023	For the Three Months Ended August 31, 2022
ROU assets obtained in exchange for lease liabilities:
Operating leases	$—	328,158
Weighted average remaining lease term (in years):
Operating leases	4.14	4.13
Weighted average discount rate:
Operating leases	9.09%	7.75%

Future minimum lease payments under noncancelable operating leases are as follows:

August 31, 2023
2024 (remaining)	$3,506,010
2025	2,834,531
2026	2,546,002
2027	2,571,470
2028	783,426
Thereafter	32,871
Total lease payments	12,274,310
Less: imputed interest	(1,936,698)
Total lease obligations	$10,337,612

12. COMMITMENTS AND CONTINGENCIES

Litigation

From time to time, the Company may become involved in litigation relating to claims arising in the ordinary course of the business. There are no claims or actions pending or threatened against the Company that, if adversely determined, would in the Company’s management’s judgment have a material adverse effect on the Company.

Leases

The Company leases office space, warehouse facilities and equipment under non-cancellable lease agreements expiring on various dates through October 2028. Office leases contain provisions for future rent increases. The Company adopted ASC 842 from inception, requiring the Company to recognize an asset and liability on the consolidated balance sheets for lease arrangements with terms longer than 12 months. The Company has elected a practical expedient to not apply the recognition requirement to leases with a term of less than one year (short term leases). The Company uses its incremental borrowing rate to discount lease payments to present value. The incremental borrowing rate is based on the estimated interest rate the Company could obtain for borrowing over a similar term of the lease at commencement date. Rental escalations, renewal options and termination options, when applicable, have been factored into the Company’s determination of lease payments when appropriate. The Company does not separate lease and non-lease components of contracts. Variable payments related to pass-through costs for maintenance, taxes and insurance or adjustments based on an index such as Consumer Price Index are not included in the measurement of the lease liability or asset and are expensed as incurred.

The components of lease expense were as follows:

	31-May-23	31-May-22
Operating lease	$1,955,377	$1,717,807
Interest on operating lease liabilities	594,366	209,536
Total net lease cost	$2,540,217	$1,927,343

Supplemental balance sheet information related to leases was as follows:

	31-May-23	31-May-22
Operating leases:
Operating lease ROU assets – net	$10,269,516	$2,408,098
Current operating lease liabilities, included in current liabilities	$2,379,774	$912,618
Noncurrent operating lease liabilities, included in long-term liabilities	8,212,445	1,593,873
Total operating lease liabilities	$10,592,219	$2,506,491

The operating lease right of use asset and corresponding lease liabilities were significantly impacted during the nine-month ended February 28, 2023, by a renewal of a warehouse lease located in in Santa Fe Springs, CA with a term of 5 years and the addition of new office warehouse lease in Lawrence, NY and an office in Garden City, NY with terms of 5 years and 3 years, respectively. The discount rate used to account for new leases was approximately 10.0%. The Company assessed the renewal options as a part of the adoption of ASC 842, if the renewal options were determined to be reasonably assured/certain at inception they would be appropriately captured within the future minimum lease payment schedule within the footnote of the Company’s financial statement and included in the ROU Asset and ROU liability upon transition. During the year ended May 31, 2023 and 2022, the Company made lease payments of $2.1 million and $1.5 million, respectively.

Supplemental cash flow and other information related to leases was as follows:

	For the Year Ended 31-May-23	For the Year Ended 31-May-22
ROU assets obtained in exchange for lease liabilities:
Operating leases	$8,715,190	$1,805
Weighted average remaining lease term (in years):
Operating leases	4.37	3.88
Weighted average discount rate:
Operating leases	9.06%	4.02%

As of May 31, 2023, future minimum lease payments under noncancelable operating leases are as follows:

Future Minimum Payments for the Twelve Months Ending May 31,
2024	$3,196,539
2025	2,939,156
2026	2,594,468
2027	2,547,323
2028	1,463,384
Thereafter	—
Total lease payments	12,740,869
Less: imputed interest	(2,148,651)
Total lease obligations	$10,592,219